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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GGC Opportunity Fund Management, L.P.
                 -------------------------------------
   Address:      c/o Golden Gate Private Equity, Inc.
                 -------------------------------------
                 One Embarcadero Center, 39th Floor
                 -------------------------------------
                 San Francisco, CA 94111
                 -------------------------------------

Form 13F File Number: 28-14374
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Dominik
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (415) 983-2700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ David Dominik              San Francisco, CA     5/16/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: 105,167
                                        --------------------
                                            (thousands)

List of Other Included Managers: None
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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ----------- --- ------ ------------ -------- -------- -------- ------
CapLease                  Com              140288101   17,233  3,144,654   SH         Sole                 3,144,654
Dollar Financial          Com              256664103   16,600    798,054   SH         Sole                   798,054
Synopsys II               Com              871607107   12,774    462,000   SH         Sole                   462,000
Entegris                  Com              29362U104   11,979  1,364,383   SH         Sole                 1,364,383
Arris Group               Com              04269Q100    9,068    711,808   SH         Sole                   711,808
Argo Group                Com              G0464B107    8,475    256,519   SH         Sole                   256,519
Aeropostale               Com              007865108    8,026    330,000   SH         Sole                   330,000
Collective Brands         Com              19421W100    7,621    353,134   SH         Sole                   353,134
CIBER                     Com              17163B102    6,848  1,022,104   SH         Sole                 1,022,104
Medifast                  Com              58470H101    6,543    331,288   SH         Sole                   331,288